TAXES RECEOVERABLE (Tables)	12 Months Ended
Dec. 31, 2025
TAXES RECOVERABLE
Schedule of income taxes recoverable and canadian sales taxes
	December 31, 2025	December 31, 2024
VAT recoverable	$1,731	$179
GST recoverable	22	16
Income taxes recoverable	17	-
	$1,770	$195